UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              2/15/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  50
                                        -------------------

Form 13F Information Table Value Total:  $595,750
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                 OF CLASS                     (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES                   COM              032654105    14,359     154,389      SH     SOLE                           154,389
AMERICAN EXPRESS                 COM              025816109     5,954      35,816      SH     SOLE                            35,816
AMERICAN INTL GROUP              COM              026874107    17,217     159,233      SH     SOLE                           159,233
ATMEL                            COM              049513104     1,064      36,000      SH     SOLE                            36,000
AUTO DATA PROCESSING             COM              053015103    17,429     323,500      SH     SOLE                           323,500
BANK OF AMER CORP                COM              060505104     5,266     104,934      SH     SOLE                           104,934
BRISTOL MYERS SQUIBB             COM              110122108    19,114     297,778      SH     SOLE                           297,778
CBS CORP                         COM              12490K107       697      10,908      SH     SOLE                            10,908
CISCO SYSTEMS                    COM              17275R102    25,455     237,619      SH     SOLE                           237,619
CLOROX                           COM              189054109    12,144     241,065      SH     SOLE                           241,065
COCA-COLA                        COM              191216100    18,795     322,655      SH     SOLE                           322,655
COLGATE PALMOLIVE                COM              194162103       699      10,747      SH     SOLE                            10,747
COMCAST SPECIAL A                COM              200300200     8,382     165,775      SH     SOLE                           165,775
DANAHER                          COM              235851102    19,493     403,997      SH     SOLE                           403,997
DOLLAR GENERAL                   COM              256669102     9,320     409,683      SH     SOLE                           409,683
COMVERSE TECH                    COM              205862402    16,767     115,835      SH     SOLE                           115,835
CITRIX SYSTEMS                   COM              177376100    16,566     134,680      SH     SOLE                           134,680
EMC CORP                         COM              268648102     1,027       9,400      SH     SOLE                             9,400
GENERAL ELECTRIC                 COM              369604103    17,318     111,907      SH     SOLE                           111,907
GILLETTE                         COM              375766102    15,503     376,410      SH     SOLE                           376,410
GEMSTAR                          COM              G3788V106       670       9,400      SH     SOLE                             9,400
AT&T                             COM              001957109       687      13,523      SH     SOLE                            13,523
ILLINOIS TOOL WORKS              COM              452308109    15,548     230,127      SH     SOLE                           230,127
INTERPUBLIC GROUP                COM              460690100    28,031     485,918      SH     SOLE                           485,918
JDS UNIPHASE                     COM              46612J101    24,808     153,790      SH     SOLE                           153,790
JOHNSON & JOHNSON                COM              478160104    16,549     177,468      SH     SOLE                           177,468
KROGER                           COM              501044101     2,512     133,074      SH     SOLE                           133,074
XILINX                           COM              983919101     8,908     195,921      SH     SOLE                           195,921
MERCK                            COM              589331107     4,070      60,578      SH     SOLE                            60,578
MICROSOFT                        COM              594918104    27,311     233,923      SH     SOLE                           233,923
NOVELL                           COM              670006105     1,455      36,437      SH     SOLE                            36,437
NETWORK APPLIANCE                COM              64120L104       809       9,740      SH     SOLE                             9,740
NEXTEL                           COM              65332V103     5,504      53,375      SH     SOLE                            53,375
NORTEL NETWORKS                  COM              656569100    13,216     130,855      SH     SOLE                           130,855
PROCTER & GAMBLE                 COM              742718109     3,226      29,447      SH     SOLE                            29,447
PMC-SIERRA                       COM              69344F106     5,102      31,825      SH     SOLE                            31,825
PEREGRINE                        COM              71366Q101    12,091     143,615      SH     SOLE                           143,615
SEALED AIR                       COM              812115103    19,741     381,016      SH     SOLE                           381,016
SUN MICRO                        COM              866810104       620       8,000      SH     SOLE                             8,000
VERITAS                          COM              923436109     2,816      19,675      SH     SOLE                            19,675
WALGREEN                         COM              931422109     2,950     100,870      SH     SOLE                           100,870
WELLS FARGO                      COM              949740108    16,415     405,945      SH     SOLE                           405,945
BERKSHIRE HATHAWAY A             COM              084670108    27,657         493      SH     SOLE                               493
BERKSHIRE HATHAWAY B             COM              084670207    13,372       7,307      SH     SOLE                             7,307
CLEAR CHANNEL COMMUNICATION      COM              184502102    22,333     250,233      SH     SOLE                           250,233
AT&T LIBERTY MEDIA               COM              001957208    28,180     496,014      SH     SOLE                           496,014
ORACLE                           COM              68389X105     1,678      14,975      SH     SOLE                            14,975
QUALCOMM                         COM              747525103    36,938     209,728      SH     SOLE                           209,728
VODAFONE                         COM              92857T107     9,345     188,778      SH     SOLE                           188,778
WINSTAR COMMUNICATIONS           COM              975515107       639       8,500      SH     SOLE                             8,500